Stock Buyback Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 14, 2012
Stock Buyback Plan [Abstract]
Number of shares authorized to be repurchased				400,000
Repurchase of common stock, shares	414,162
Repurchase of common stock, value	$ 1,102
Repurchased common stock, average price per share	$ 2.66